ROPES & GRAY LLP PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

April 13, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: AMG Funds IV

File Nos. 033-68666 and 811-08004

Ladies and Gentlemen:

Lisa M. Henry

T +1 617 951 7780

Lisa.Henry@ropesgray.com

On behalf of AMG Funds IV (the "Trust") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on March 23, 2020 under Rule 497(e) (SEC Accession No. 0001193125-20-082094), to the Prospectus for AMG River Road Focused Absolute Value Fund, dated March 1, 2020.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry Lisa M. Henry